PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited)

Voya VACS Series SC Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 36.2%
422,109
(1)(2)
Agate Bay Mortgage
Trust 2015-1 B4,
3.615%,
01/25/2045 $ 342,412
0.2
265,173
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B3,
3.752%,
03/25/2046 253,116
0.1
903,444
(1)(2)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 864,300
0.5
451,722
(1)(2)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 439,552
0.2
544,924
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2021-
5 B3A, 3.481%,
11/25/2051 472,978
0.3
572,995
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2022-
2 B3A, 3.395%,
12/25/2051 484,647
0.3
699,331
(1)(2)
Bayview Opportunity
Master Fund VI Trust
2021-6 B3A, 3.382%,
10/25/2051 596,246
0.3
316,412
(1)
Bear Stearns ALT-A
Trust 2005-9 26A1,
4.092%,
11/25/2035 167,941
0.1
861,289
(1)(2)
Chase Home Lending
Mortgage Trust 2024-
8 A9A, 5.500%,
08/25/2055 864,943
0.5
329,322
(1)(2)
CIM Trust 2021-
J1 A19, 2.500%,
03/25/2051 273,080
0.2
409,530
(1)(2)
Citigroup Mortgage
Loan Trust 2021-
J3 B3W, 2.860%,
09/25/2051 340,357
0.2
982,353
(2)
Citigroup Mortgage
Loan Trust 2024-CMI1
B2, 6.397%,
06/25/2054 997,862
0.6
834,328
(1)(2)
COLT Mortgage Loan
Trust 2021-1 A1,
0.910%,
06/25/2066 728,669
0.4
873,330
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 7.639%,
(SOFR30A + 3.764%),
02/25/2040 900,465
0.5
1,054,019
(1)(2)
Connecticut Avenue
Securities Trust 2022-
R01 1B1, 7.024%,
(SOFR30A + 3.150%),
12/25/2041 1,074,334
0.6
602,296
(1)(2)
Deephaven Residential
Mortgage Trust 2021-4
M1, 3.257%,
11/25/2066 482,596
0.3
931,918
(2)
EFMT 2024-RM3 A1A,
5.000%,
12/25/2054 911,233
0.5
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
602,296
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
6.989%, (SOFR30A +
3.114%),
01/25/2040 $ 612,752
0.3
301,148
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
7.174%, (SOFR30A +
3.300%),
11/25/2041 307,088
0.2
1,761,717
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R02 1B1,
9.424%, (SOFR30A +
5.550%),
01/25/2043 1,898,816
1.1
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R05 1B1,
8.624%, (SOFR30A +
4.750%),
06/25/2043 535,769
0.3
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1M2,
5.524%, (SOFR30A +
1.650%),
05/25/2044 1,004,446
0.6
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
5.824%, (SOFR30A +
1.950%),
02/25/2045 503,311
0.3
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2025-R03 2M2,
6.124%, (SOFR30A +
2.250%),
03/25/2045 1,016,462
0.6
364,993
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.125%,
07/25/2048 338,888
0.2
1,311,753
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.184%,
03/25/2050 1,217,766
0.7
653,784
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.184%,
03/25/2050 602,457
0.3
1,505,741
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 7.624%,
(SOFR30A + 3.750%),
12/25/2041 1,538,903
0.9
2,845,850
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 8.624%,
(SOFR30A + 4.750%),
02/25/2042 2,959,467
1.7
474,073
(1)(2)
GCAT Trust 2022-INV3
B1, 4.599%,
08/25/2052 449,145
0.3
582,117
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.613%,
05/25/2050 518,538
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
912,973
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.970%,
03/25/2050 $ 854,422
0.5
782,213
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B3, 3.970%,
03/25/2050 730,198
0.4
1,187,481
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ5 B3, 2.976%,
10/25/2052 1,002,193
0.6
663,060
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 675,923
0.4
1,396,832
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
INV1 B3, 6.546%,
02/25/2055 1,428,865
0.8
1,100,000
(1)(2)
GS Mortgage-Backed
Securities Trust 2025-
PJ6 A14, 5.500%,
11/25/2055 1,095,400
0.6
679,881
(1)(2)
Hundred Acre Wood
Trust 2021-INV3 B3,
3.320%,
12/25/2051 584,825
0.3
451,722
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 361,663
0.2
598,619
(1)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
4.266%, (TSFR1M +
0.534%),
02/25/2046 465,917
0.3
194,351
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.605%,
06/25/2049 187,678
0.1
407,969
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.147%,
05/25/2052 337,429
0.2
467,631
(1)(2)
J.P. Morgan Mortgage
Trust 2022-1 B3,
3.086%,
07/25/2052 383,676
0.2
1,106,409
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 B3,
3.285%,
11/25/2052 927,921
0.5
753,760
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 B3,
5.599%,
07/25/2053 721,304
0.4
262,834
(1)(2)
JP Morgan Mortgage
Trust 2014-1 B5,
3.682%,
01/25/2044 226,092
0.1
816,711
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.447%,
01/25/2047 736,540
0.4
337,126
(1)(2)
JP Morgan Mortgage
Trust 2017-4 B2,
3.874%,
11/25/2048 313,174
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
346,761
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B4,
3.779%,
12/25/2048 $ 316,911
0.2
363,181
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B2,
3.698%,
09/25/2048 333,338
0.2
514,600
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.698%,
09/25/2048 472,312
0.3
529,871
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.713%,
10/25/2048 490,605
0.3
754,645
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.202%,
02/25/2050 675,139
0.4
747,223
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.386%,
03/25/2050 672,555
0.4
797,136
(1)(2)
JP Morgan Mortgage
Trust 2019-HYB1 B1,
5.017%,
10/25/2049 808,743
0.5
433,971
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.925%,
09/25/2049 426,305
0.2
911,838
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.353%,
05/25/2050 854,067
0.5
396,312
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.682%,
12/25/2049 386,776
0.2
396,312
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.682%,
12/25/2049 385,803
0.2
630,579
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.303%,
03/25/2050 593,314
0.3
653,182
(1)(2)
JP Morgan Mortgage
Trust 2020-5 B1,
3.570%,
12/25/2050 580,807
0.3
384,595
(1)(2)
JP Morgan Mortgage
Trust 2020-8 B3,
3.494%,
03/25/2051 341,497
0.2
305,791
(1)(2)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 253,854
0.1
967,087
(1)(2)
JP Morgan Mortgage
Trust 2023-10 B3,
6.222%,
05/25/2054 961,519
0.5
721,512
(1)(2)
JP Morgan Mortgage
Trust 2024-12 A9,
6.150%,
06/25/2055 732,534
0.4
1,000,000
(1)(2)
JP Morgan Mortgage
Trust 2024-CCM1
A5A, 5.500%,
04/25/2055 999,677
0.6
438,363
(1)(2)
JP Morgan Mortgage
Trust 2025-CCM1 A2,
5.500%,
06/25/2055 443,105
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,100,000
(1)(2)
JP Morgan Mortgage
Trust Series 2025-
3 M1, 6.783%,
09/25/2055 $ 1,124,497
0.6
189,940
(1)(2)
JP Morgan Trust
2015-1 B3, 5.502%,
12/25/2044 186,620
0.1
533,576
(1)(2)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B2, 4.314%,
10/25/2048 511,994
0.3
1,050,706
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 860,408
0.5
542,067
(1)(2)
Mill City Mortgage Trust
2015-2 B2, 3.686%,
09/25/2057 507,151
0.3
349,457
(1)(2)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 343,395
0.2
1,144,363
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 7.224%,
(SOFR30A + 3.350%),
04/25/2034 1,161,215
0.7
367,485
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 305,070
0.2
1,043,250
(1)(2)
Oceanview Mortgage
Trust 2021-5 B3,
2.967%,
10/25/2051 866,134
0.5
927,689
(1)(2)
PRET Trust 2025-RPL2
A1, 4.000%,
08/25/2064 908,073
0.5
520,184
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.470%,
02/25/2050 473,441
0.3
429,103
(1)(2)
Sequoia Mortgage Trust
2017-2 B2, 3.551%,
02/25/2047 407,496
0.2
339,300
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.261%,
06/25/2049 320,190
0.2
434,493
(1)(2)
Sequoia Mortgage
Trust 2019-CH2 B2B,
4.805%,
08/25/2049 431,088
0.2
776,675
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.512%,
09/25/2049 751,119
0.4
457,361
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B2B,
4.512%,
09/25/2049 441,564
0.2
645,082
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.632%,
03/25/2050 580,076
0.3
521,337
(1)(2)
Sequoia Mortgage Trust
2020-3 B3, 3.304%,
04/25/2050 456,982
0.3
679,911
(1)(2)
Sequoia Mortgage Trust
2021-7 B3, 2.864%,
11/25/2051 573,904
0.3
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
601,735
(1)(2)
Sequoia Mortgage Trust
2023-1 B2, 5.106%,
01/25/2053 $ 572,639
0.3
526,670
(1)(2)
Sequoia Mortgage Trust
2024-2 A19, 6.000%,
03/25/2054 534,187
0.3
993,781
(1)(2)
Sequoia Mortgage Trust
2025-6 B3, 6.220%,
07/25/2055 988,987
0.6
307,889
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.616%,
10/25/2047 287,826
0.2
186,716
(1)(2)
STAR Trust 2021-1 A3,
1.528%,
05/25/2065 175,495
0.1
903,444
(1)(2)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 810,048
0.5
602,296
(1)(2)
Starwood Mortgage
Residential Trust
2020-3 A2, 2.240%,
04/25/2065 574,808
0.3
1,067,145
(1)
TBW Mortgage-Backed
Trust 2006-6 A5B,
6.540%,
01/25/2037 233,730
0.1
331,263
(1)(2)
Towd Point Mortgage
Trust 2015-2 2B2,
4.866%,
11/25/2057 330,394
0.2
542,360
(1)(2)
UWM Mortgage Trust
2021-INV1 B1, 3.148%,
08/25/2051 467,635
0.3
412,091
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.214%,
12/25/2051 341,692
0.2
1,347,530
(1)(2)
UWM Mortgage Trust
2021-INV5 B3, 3.226%,
01/25/2052 1,139,544
0.6
233,189
(1)(2)
Verus Securitization
Trust 2021-3 A1,
1.046%,
06/25/2066 206,156
0.1
549,405
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.362%,
12/25/2049 487,780
0.3
Total Collateralized
Mortgage Obligations
(Cost $59,566,102)
63,821,958
36.2
COMMERCIAL MORTGAGE-BACKED SECURITIES : 32.5%
1,000,000
(1)(2)
1345T 2025-AOA A,
5.350%, (TSFR1M +
1.600%),
06/15/2042 1,004,613
0.6
776,962
(2)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 D,
2.000%,
10/15/2054 631,594
0.3
500,000
(1)(2)
Atrium Hotel Portfolio
Trust 2017-ATRM C,
5.698%, (TSFR1M +
1.947%),
12/15/2036 486,625
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(2)
BAHA Trust 2024-MAR
B, 6.841%,
12/10/2041 $ 1,048,333
0.6
1,000,000
(1)(2)
BAMLL Trust 2025-
ASHF A, 5.601%,
(TSFR1M + 1.850%),
02/15/2042 1,001,704
0.6
6,369,284
(1)(2)(3)
BANK 2017-BNK8 XE,
1.290%,
11/15/2050 140,302
0.1
15,784,368
(1)(3)
BANK 2020-BN27 XA,
1.154%,
04/15/2063 595,762
0.3
5,095,640
(1)(3)
BANK 2020-BN30 XA,
1.249%,
12/15/2053 240,951
0.1
900,000
(1)
Bank of America Merrill
Lynch Commercial
Mortgage Trust 2017-
BNK3 C, 4.352%,
02/15/2050 880,886
0.5
12,779,861
(1)(3)
Barclays Commercial
Mortgage Trust 2019-
C4 XA, 1.514%,
08/15/2052 532,469
0.3
5,710,974
(1)(2)(3)
Benchmark Mortgage
Trust 2018-B5 XD,
1.500%,
07/15/2051 184,014
0.1
4,976,325
(1)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.217%,
03/15/2062 166,754
0.1
4,489,366
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B14 XD,
1.273%,
12/15/2062 203,814
0.1
4,719,238
(1)(3)
Benchmark Mortgage
Trust 2020-B22 XA,
1.490%,
01/15/2054 287,072
0.1
10,214,741
(1)(3)
Benchmark Mortgage
Trust 2021-B25 XA,
1.067%,
04/15/2054 430,152
0.2
1,000,000  Benchmark Mortgage
Trust 2025-V17 A3,
5.075%,
09/15/2058 1,025,444
0.6
1,000,000
(1)(2)
BOCA Commercial
Mortgage Trust 2025-
BOCA A, 5.450%,
(TSFR1M + 1.600%),
12/15/2042 1,002,968
0.6
1,000,000
(1)(2)
BSPRT Issuer LLC
2025-FL12 A, 5.122%,
(TSFR1M + 1.386%),
01/17/2043 1,001,531
0.6
723,659
(1)(2)
BX Commercial
Mortgage Trust 2019-
IMC D, 5.696%,
(TSFR1M + 1.946%),
04/15/2034 714,359
0.4
1,000,000
(1)(2)
BX Commercial
Mortgage Trust 2022-
CSMO B, 6.891%,
(TSFR1M + 3.141%),
06/15/2027 1,004,158
0.6
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
537,007
(1)(2)
BX Commercial
Mortgage Trust 2023-
XL3 D, 7.339%,
(TSFR1M + 3.589%),
12/09/2040 $ 539,743
0.3
1,240,459
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIRC B, 5.891%,
(TSFR1M + 2.141%),
08/15/2041 1,248,628
0.7
802,659
(1)(2)
BX Commercial
Mortgage Trust 2024-
GPA3 A, 5.043%,
(TSFR1M + 1.293%),
12/15/2039 803,591
0.4
500,000
(1)(2)
BX Trust 2021-LGCY
E, 5.564%, (TSFR1M +
1.814%),
10/15/2036 498,563
0.3
289,103
(1)(2)
BX Trust 2021-RISE
C, 5.314%, (TSFR1M +
1.564%),
11/15/2036 289,042
0.2
1,159,970
(1)(2)
BX Trust 2021-SDMF
D, 5.251%, (TSFR1M +
1.501%),
09/15/2034 1,156,218
0.6
887,680
(1)(2)
BX Trust 2025-LUNR
A, 5.250%, (TSFR1M +
1.500%),
06/15/2040 890,076
0.5
5,099,615
(1)(3)
CD Mortgage Trust
2019-CD8 XA, 1.382%,
08/15/2057 193,863
0.1
1,250,000
(1)(2)
CIP Commercial
Mortgage Trust 2025-
SBAY A, 5.150%,
(TSFR1M + 1.400%),
10/15/2037 1,252,998
0.7
6,220,215
(1)(2)(3)
Citigroup Commercial
Mortgage Trust 2017-
P8 XE, 1.252%,
09/15/2050 111,175
0.1
500,000
(1)(2)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 509,725
0.3
500,000
(1)(2)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 512,396
0.3
1,250,000
(1)(2)
DBC Mortgage Trust
2025-DBC A, 5.101%,
(TSFR1M + 1.350%),
11/15/2042 1,252,752
0.7
1,250,000
(1)(2)
DK Trust 2024-SPBX
D, 6.500%, (TSFR1M +
2.750%),
03/15/2034 1,253,560
0.7
1,250,000
(1)(2)
Extended Stay America
Trust 2025-ESH A,
5.050%, (TSFR1M +
1.300%),
10/15/2042 1,253,643
0.7
1,000,000
(1)(2)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU A, 5.200%,
(TSFR1M + 1.450%),
12/15/2039 1,003,436
0.6

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,881,000
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 0.978%,
08/25/2036 $ 281,278
0.1
1,000,000
(1)(2)
FS Rialto Issuer LLC
2025-FL10 A, 5.116%,
(TSFR1M + 1.385%),
08/19/2042 999,888
0.6
2,235,423
(2)(4)
GAM Re-REMIC
Trust 2021-FRR1 1C,
0.000%,
11/29/2050 2,055,576
1.2
3,147,000
(2)(4)
GAM Re-REMIC
Trust 2021-FRR1 1D,
0.000%,
11/29/2050 2,853,325
1.6
26,147
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 25,892
0.0
134,053
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 130,536
0.1
653,492
(2)
GS Mortgage Securities
Trust 2019-GC39 D,
3.000%,
05/10/2052 511,453
0.3
542,067
(2)
GS Mortgage Securities
Trust 2021-GSA3 D,
2.250%,
12/15/2054 335,593
0.2
1,000,000
(1)(2)
GSAT Trust 2025-BMF
A, 5.250%, (TSFR1M +
1.500%),
07/15/2040 1,002,724
0.6
1,000,000
(1)(2)
GSJP Trust 2025-
BEDS A, 5.261%,
(TSFR1M + 1.500%),
12/15/2042 1,001,942
0.6
600,000
(1)(2)
HYT Commercial
Mortgage Trust 2024-
RGCY B, 6.091%,
(TSFR1M + 2.341%),
09/15/2041 602,248
0.3
881,000
(1)(2)
INTOWN Mortgage
Trust 2025-STAY C,
6.000%, (TSFR1M +
2.250%),
03/15/2042 883,887
0.5
1,213,634
(1)(2)
KSL Commercial
Mortgage Trust 2024-
HT2 A, 5.293%,
(TSFR1M + 1.542%),
12/15/2039 1,214,937
0.7
750,000
(1)(2)
KSL Commercial
Mortgage Trust
2025-MH A, 5.344%,
(TSFR1M + 1.594%),
12/15/2042 752,205
0.4
229,883
(1)(2)
LAQ Mortgage Trust
2023-LAQ D, 7.939%,
(TSFR1M + 4.188%),
03/15/2036 224,661
0.1
1,000,000
(1)(2)
LoanCore 2025 Issuer
LLC 2025-CRE8 C,
5.877%, (TSFR1M +
2.141%),
08/17/2042 992,187
0.6
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)
LQR Trust 2025-CALI
A, 5.334%, (TSFR1M +
1.600%),
01/15/2043 $ 1,001,771
0.6
1,250,000
(1)(2)
MAD Commercial
Mortgage Trust 2025-
11MD A, 4.754%,
10/15/2042 1,256,083
0.7
1,000,000  Morgan Stanley Bank of
America Merrill Lynch
Trust 2016-C29 B,
4.039%,
05/15/2049 954,884
0.5
4,684,360
(1)(2)(3)
Morgan Stanley Capital
I 2017-HR2 XD,
1.585%,
12/15/2050 122,284
0.1
700,000
(1)(2)
NYC Commercial
Mortgage Trust
2025-28L B, 5.007%,
11/05/2038 702,137
0.4
1,000,000
(1)(2)
ORL Trust 2024-GLKS
A, 5.243%, (TSFR1M +
1.493%),
12/15/2039 1,002,836
0.6
220,803
(2)
Prima Capital CRE
Securitization Ltd.
2019-7A C, 3.250%,
12/25/2050 218,996
0.1
3,011,482
(2)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 2,880,056
1.6
1,000,000
(1)(2)
PRM Trust 2025-PRM6
A, 4.480%,
07/05/2033 999,493
0.6
1,000,000
(1)(2)
PRM5 Trust 2025-
PRM5 A, 4.471%,
03/10/2033 1,000,146
0.6
2,000,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.326%,
11/08/2049 1,940,283
1.1
1,000,000
(1)(2)
SG Commercial
Mortgage Securities
Trust 2020-COVE E,
3.728%,
03/15/2037 926,217
0.5
1,000,000
(1)(2)
SWCH Commercial
Mortgage Trust 2025-
DATA A, 5.193%,
(TSFR1M + 1.443%),
02/15/2042 992,245
0.6
1,000,000
(1)(2)
WCORE Commercial
Mortgage Trust 2024-
CORE B, 5.592%,
(TSFR1M + 1.842%),
11/15/2041 1,005,224
0.6
861,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-LC25 D,
3.012%,
12/15/2059 809,332
0.4
9,129,466
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2017-C40 XA,
0.849%,
10/15/2050 89,008
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,002,498
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2021-C60 XA,
1.492%,
08/15/2054 $ 362,539
0.2
1,000,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2025-DWHP A,
6.092%, (TSFR1M +
2.341%),
04/15/2038 1,005,784
0.6
850,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2025-VTT B,
5.492%,
03/15/2038 855,395
0.5
Total Commercial
Mortgage-Backed
Securities
(Cost $54,063,491)
57,345,959
32.5
ASSET-BACKED SECURITIES : 22.2%
Other Asset-Backed Securities : 19.6%
300,000
(1)(2)
AB BSL CLO 5 Ltd.
2024-5A C, 5.984%,
(TSFR3M + 2.100%),
01/20/2038 301,011
0.2
1,000,000
(1)(2)
AMMC CLO 30 Ltd.
2024-30A C, 6.555%,
(TSFR3M + 2.650%),
01/15/2037 1,002,555
0.6
730,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
6.196%, (TSFR3M +
2.312%),
10/20/2030 731,313
0.4
600,000
(1)(2)
Apidos CLO XXXVI
2021-36A CR, 5.522%,
(TSFR3M + 1.800%),
01/20/2039 600,554
0.3
812,955
(2)
Arbys Funding LLC
2020-1A A2, 3.237%,
07/30/2050 792,483
0.4
900,000
(1)(2)
Bain Capital Credit
CLO Ltd. 2022-1A CR,
5.734%, (TSFR3M +
1.850%),
10/18/2038 902,931
0.5
500,000
(1)(2)
Balboa Bay Loan
Funding Ltd. 2022-1A
CR, 6.184%, (TSFR3M
+ 2.300%),
04/20/2037 501,283
0.3
550,000
(1)(2)
Birch Grove CLO 3 Ltd.
2021-3A CR, 5.684%,
(TSFR3M + 1.800%),
01/19/2038 551,157
0.3
750,000
(1)(2)
BlueMountain CLO
XXXIV Ltd. 2022-34A
CR, 5.784%, (TSFR3M
+ 1.900%),
04/20/2035 750,910
0.4
598,500
(2)
Bojangles Issuer LLC
2024-1A A2, 6.584%,
11/20/2054 605,864
0.3
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
800,000
(1)(2)
Cedar Funding V CLO
Ltd. 2016-5A CR,
6.243%, (TSFR3M +
2.362%),
07/17/2031 $ 801,273
0.4
750,000
(2)
Cherry Securitization
Trust 2025-1A A,
6.130%,
11/15/2032 761,923
0.4
508,259
(2)
CLI Funding VIII LLC
2021-1A A, 1.640%,
02/18/2046 473,758
0.3
750,000
(1)(2)
Elmwood CLO 18 Ltd.
2022-5A CRR, 5.882%,
(TSFR3M + 2.000%),
07/17/2037 753,292
0.4
1,050,000
(1)(2)
Galaxy 31 Clo Ltd.
2023-31A CR, 5.905%,
(TSFR3M + 2.000%),
07/15/2038 1,054,357
0.6
661,050
(2)
Goddard Funding LLC
2022-1A A2, 6.864%,
10/30/2052 668,578
0.4
411,171
(2)
Loanpal Solar Loan Ltd.
2020-3GS B, 3.450%,
12/20/2047 290,488
0.2
450,000
(1)(2)
Market Street CLO Ltd.
II 2025-2A C, 5.784%,
(TSFR3M + 1.900%),
03/20/2038 450,482
0.3
324,165
(2)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 296,144
0.2
195,081
(2)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 184,292
0.1
250,254
(2)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 219,069
0.1
300,000
(1)(2)
Navesink CLO 2 Ltd.
2024-2A CR, (TSFR3M
+ 2.050%),
01/15/2036 300,225
0.2
1,500,000
(1)(2)
Oaktree CLO Ltd.
2019-4A CRR, 6.154%,
(TSFR3M + 2.270%),
07/20/2037 1,504,989
0.8
250,000
(1)(2)
Oaktree CLO Ltd.
2024-25A C, 6.384%,
(TSFR3M + 2.500%),
04/20/2037 250,915
0.1
450,000
(1)(2)
Octagon Investment
Partners XVI Ltd.
2013-1A CR, 5.993%,
(TSFR3M + 2.112%),
07/17/2030 451,291
0.3
515,722
(2)
Pagaya AI Debt Grantor
Trust 2024-11 B,
5.637%,
07/15/2032 519,714
0.3
649,945
(2)
Pagaya AI Debt Grantor
Trust 2025-1 B,
5.628%,
07/15/2032 655,560
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
800,000
(1)(2)
Palmer Square CLO
Ltd. 2018-2A BR,
6.394%, (TSFR3M +
2.500%),
04/16/2037 $ 803,358
0.5
1,000,000
(1)(2)
Parallel Ltd. 2023-1A
BR, 5.934%, (TSFR3M
+ 2.050%),
07/20/2036 1,001,154
0.6
500,000
(1)(2)
Sound Point CLO
XXXII Ltd. 2021-4A C,
6.270%, (TSFR3M +
2.412%),
10/25/2034 500,399
0.3
487,720
(2)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 432,360
0.2
1,939,445
(2)
Sunnova Helios II
Issuer LLC 2021-B B,
2.010%,
07/20/2048 1,443,587
0.8
363,976
(2)
Sunnova Helios IV
Issuer LLC 2020-AA A,
2.980%,
06/20/2047 324,083
0.2
1,028,578
(2)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 887,082
0.5
886,842
(2)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 855,809
0.5
702,679
(2)
Sunrun Iris Issuer LLC
2023-1A A, 5.750%,
01/30/2059 698,572
0.4
1,858,445
(2)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 1,801,564
1.0
329,596
(2)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 315,014
0.2
417,244
(2)
TIF Funding II LLC
2021-1A A, 1.650%,
02/20/2046 383,035
0.2
1,850,000
(2)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 1,874,368
1.1
538,414
(2)
Triton Container
Finance VIII LLC
2021-1A B, 2.580%,
03/20/2046 498,103
0.3
333,280
(1)(2)
Venture 33 CLO Ltd.
2018-33A CR, 6.446%,
(TSFR3M + 2.542%),
07/15/2031 333,711
0.2
350,000
(1)(2)
VERDE CLO Ltd.
2019-1A CRR, 5.905%,
(TSFR3M + 2.000%),
04/15/2032 350,565
0.2
569,751
(2)
Vivint Solar Financing
VII LLC 2020-1A A,
2.210%,
07/31/2051 534,174
0.3
1,712,154
(2)
Wingstop Funding LLC
2020-1A A2, 2.841%,
12/05/2050 1,660,563
0.9
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,650,000
(2)
Wingstop Funding LLC
2024-1A A2, 5.858%,
12/05/2054 $ 1,698,637
1.0
1,888,688
(2)
Zaxby's Funding LLC
2021-1A A2, 3.238%,
07/30/2051 1,784,950
1.0
34,557,499
19.6
Student Loan Asset-Backed Securities : 2.6%
238,023
(2)
Laurel Road Prime
Student Loan Trust
2019-A BFX, 3.000%,
10/25/2048 235,529
0.2
790,000
(2)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 687,680
0.4
602,000
(2)
SoFi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 586,278
0.3
632,000
(2)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 614,466
0.4
1,521,000
(2)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 1,276,038
0.7
1,235,000
(2)
SoFi Professional
Loan Program Trust
2020-C BFX, 3.360%,
02/15/2046 1,073,879
0.6
4,473,870
2.6
Total Asset-Backed
Securities
(Cost $37,806,629)
39,031,369
22.2
Total Long-Term
Investments
(Cost $151,436,222)
160,199,286
90.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 10.1%
Commercial Paper : 8.3%
1,300,000
Cargill, Inc.,
3.780
%,
01/02/2026 1,299,731
0.7
1,500,000  Duke Energy Corp.,
3.770
%,
01/05/2026 1,499,225
0.9
1,000,000  Enbridge U.S., Inc.,
3.880
%,
01/08/2026 999,151
0.6
2,000,000
HP, Inc.,
3.320
%,
01/14/2026 1,997,460
1.1
2,000,000  HSBC USA, Inc.,
3.900
%,
01/15/2026 1,996,803
1.1
1,000,000  Mondelez International,
Inc.,
3.870
%,
01/08/2026 999,152
0.6

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
793,000  Parker-Hannifin Corp.,
3.880
%,
01/08/2026 $ 792,327
0.4
1,000,000  Parker-Hannifin Corp.,
3.900
%,
01/15/2026 998,401
0.6
1,000,000  Simon Property
Group, Inc.,
3.870
%,
01/06/2026 999,364
0.6
2,000,000  Southern Powern Co.,
3.960
%,
01/08/2026 1,998,264
1.1
1,000,000  Volkswagen Group of
America Finance LLC,
3.800
%,
01/05/2026 999,480
0.6
Total Commercial Paper
(Cost $14,580,465)
14,579,358
8.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.8%
3,150,000
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.650%
(Cost $3,150,000) $ 3,150,000 1.8
Total Short-Term
Investments
(Cost $17,730,465)
17,729,358
10.1
Total Investments in
Securities
(Cost $169,166,687) $ 177,928,644 101.0
Liabilities in Excess of
Other Assets
(1,762,439) (1.0)
Net Assets $ 176,166,205 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2025.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
Rate shown is the 7-day yield as of December 31, 2025.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2025 (Unaudited) (continued)

Voya VACS Series SC Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2025
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations $ — $ 63,821,958 $ — $ 63,821,958
Commercial Mortgage-Backed Securities — 57,345,959 — 57,345,959
Asset-Backed Securities — 39,031,369 — 39,031,369
Short-Term Investments 3,150,000 14,579,358 — 17,729,358
Total Investments, at fair value $ 3,150,000 $ 174,778,644 $ — $ 177,928,644
Other Financial Instruments+
Futures 42,489 — — 42,489
Total Assets $ 3,192,489 $ 174,778,644 $ — $ 177,971,133
Liabilities Table
Other Financial Instruments+
Futures $ (33,251) $ — $ — $ (33,251)
Total Liabilities $ (33,251) $ — $ — $ (33,251)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2025, the following futures contracts were outstanding for Voya VACS Series SC Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 168 03/31/26 $ 35,076,563 $ 2,393
U.S. Treasury 5-Year Note 36 03/31/26 3,934,969 (5,970)
U.S. Treasury 10-Year Note 53 03/20/26 5,959,187 (27,281)
U.S. Treasury Long Bond 21 03/20/26 2,427,469 8,408
$ 47,398,188 $ (22,450)
Short Contracts:
U.S. Treasury Ultra 10-Year Note (14) 03/20/26 (1,610,219) 5,659
U.S. Treasury Ultra Long Bond (29) 03/20/26 (3,422,000) 26,029
$ (5,032,219) $ 31,688
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 9,052,934
Gross Unrealized Depreciation (290,977)
Net Unrealized Appreciation $ 8,761,957